LEASES - Supplemental Information Related to Operating Leases (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Lease cost:
Operating fixed lease cost	¥ 2,110	¥ 2,112
- Amortization of ROU assets	41	46
- Interest on lease liabilities	52	57
Short term lease cost	0	0
Variable lease cost	65	(9)
Total lease cost	¥ 2,268	¥ 2,206
Other information:
Weighted average remaining lease term, Operating leases	13 years	13 years
Weighted average remaining lease term, Finance leases	28 years	27 years
Weighted average discount rate, Operating leases	6.20%	6.30%
Weighted average discount rate, Finance leases	4.03%	3.98%